Schedule of Investments (unaudited)	iShares® MSCI Intl Quality Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.6%
Ampol Ltd.	251,035	$5,902,136
ASX Ltd.	175,017	10,581,468
BHP Group Ltd.	3,444,647	115,104,342
Brambles Ltd.	736,931	5,441,732
CSL Ltd.	240,821	45,960,715
Dexus	634,853	4,963,642
Evolution Mining Ltd.	734,538	2,078,450
Fortescue Metals Group Ltd.	1,194,299	18,049,523
Goodman Group	1,579,435	26,287,939
GPT Group (The)	1,099,865	3,909,893
Insurance Australia Group Ltd.	1,683,645	5,376,365
James Hardie Industries PLC	288,494	8,316,775
Medibank Pvt Ltd.	2,947,109	6,622,574
Mirvac Group	2,449,052	4,139,119
Newcrest Mining Ltd.	363,562	6,827,459
REA Group Ltd.	62,171	5,569,769
Rio Tinto Ltd.	317,596	25,123,076
Rio Tinto PLC	895,801	63,293,845
Stockland	1,382,148	4,000,527
Washington H Soul Pattinson & Co. Ltd.	228,457	4,451,737
Wesfarmers Ltd.	854,562	29,570,471
		401,571,557
Austria — 0.4%
OMV AG	189,551	9,689,399
Verbund AG	51,376	5,491,542
		15,180,941
Belgium — 0.3%
Etablissements Franz Colruyt NV	23,930	878,729
Proximus SADP	121,278	2,119,734
Sofina SA	18,597	5,699,182
Umicore SA	87,294	3,355,883
		12,053,528
Canada — 8.3%
Algonquin Power & Utilities Corp.	413,544	5,987,560
Alimentation Couche-Tard Inc.	340,505	15,158,589
Canadian National Railway Co.	396,307	46,607,295
Canadian Pacific Railway Ltd.	427,987	31,306,534
Canadian Tire Corp. Ltd., Class A, NVS	36,381	5,011,184
CCL Industries Inc., Class B, NVS	71,188	3,103,756
CGI Inc.(a)	120,742	9,628,156
Constellation Software Inc.	16,101	25,340,855
Franco-Nevada Corp.	85,802	12,975,995
Great-West Lifeco Inc.	229,004	6,317,598
Hydro One Ltd.(b)	197,094	5,328,358
iA Financial Corp. Inc.	88,911	4,648,855
IGM Financial Inc.	58,776	1,862,586
Intact Financial Corp.	154,392	21,599,136
Keyera Corp.	204,994	5,085,555
Magna International Inc.	199,632	12,030,911
Manulife Financial Corp.	1,592,236	31,134,526
Onex Corp.	63,362	3,807,195
Pembina Pipeline Corp.	456,493	17,273,284
Power Corp. of Canada	394,070	11,595,256
Ritchie Bros Auctioneers Inc.	54,012	2,975,043
Sun Life Financial Inc.	490,014	24,377,686
TC Energy Corp.	660,344	34,928,093
TMX Group Ltd.	41,766	4,252,189
Security	Shares	Value

Canada (continued)
Toromont Industries Ltd.	45,191	$3,978,243
		346,314,438
Denmark — 5.3%
Chr Hansen Holding A/S	46,250	3,603,323
Coloplast A/S, Class B	82,437	11,106,628
DSV A/S	116,285	19,065,119
GN Store Nord A/S	63,906	2,398,362
Novo Nordisk A/S, Class B	1,192,313	136,193,421
Novozymes A/S, Class B	145,826	10,165,460
Orsted AS(b)	102,065	11,291,494
Pandora A/S	102,295	8,982,155
Rockwool A/S, Class B	4,776	1,335,752
Vestas Wind Systems A/S	648,788	16,544,739
		220,686,453
Finland — 1.8%
Elisa Oyj	146,997	8,617,166
Fortum Oyj	219,159	3,643,704
Kone Oyj, Class B	318,796	15,326,977
Neste Oyj	621,627	26,673,286
Orion Oyj, Class B	55,126	2,162,180
Sampo Oyj, Class A	391,370	19,003,927
		75,427,240
France — 9.0%
Amundi SA(b)	38,885	2,338,156
AXA SA	1,367,098	36,166,603
Hermes International	29,424	36,281,467
Ipsen SA	21,783	2,258,108
Kering SA	56,762	30,201,493
La Francaise des Jeux SAEM(b)	102,823	3,839,510
L’Oreal SA	101,709	37,002,738
LVMH Moet Hennessy Louis Vuitton SE	192,453	124,543,074
Sartorius Stedim Biotech	14,826	4,851,498
TotalEnergies SE	2,045,143	100,422,585
		377,905,232
Germany — 4.5%
adidas AG	129,728	26,160,841
Allianz SE, Registered	338,928	76,473,708
Bechtle AG	40,927	1,891,225
Beiersdorf AG	40,220	4,039,717
Brenntag SE	79,310	6,119,835
Deutsche Boerse AG	164,206	28,587,367
Deutsche Post AG, Registered	596,341	25,477,154
Hannover Rueck SE	47,927	7,449,319
Henkel AG & Co. KGaA	34,921	2,216,126
Knorr-Bremse AG	44,082	3,143,689
LANXESS AG	46,873	1,811,926
Nemetschek SE	35,116	2,786,607
Rational AG	3,508	2,140,038
		188,297,552
Hong Kong — 5.2%
AIA Group Ltd.	8,696,000	85,427,395
Chow Tai Fook Jewellery Group Ltd.	1,428,400	2,395,030
CK Infrastructure Holdings Ltd.	460,000	3,092,767
CLP Holdings Ltd.	1,174,500	11,461,212
Hang Seng Bank Ltd.	574,200	10,166,475
Henderson Land Development Co. Ltd.	839,000	3,392,930
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,499,000	1,480,470
Hong Kong & China Gas Co. Ltd.	7,953,370	8,771,932

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	1,279,300	$54,266,595
Power Assets Holdings Ltd.	1,002,500	6,751,896
Sino Land Co. Ltd.	1,728,000	2,284,040
SITC International Holdings Co. Ltd.	1,155,000	3,839,761
Sun Hung Kai Properties Ltd.	809,000	9,317,321
Techtronic Industries Co. Ltd.	978,500	13,061,111
Xinyi Glass Holdings Ltd.	1,436,000	3,177,597
		218,886,532
Ireland — 0.3%
Kingspan Group PLC	85,609	7,969,089
Smurfit Kappa Group PLC	96,434	4,074,893
		12,043,982
Israel — 0.7%
Azrieli Group Ltd.	27,036	2,322,345
Bank Hapoalim BM	768,404	7,124,033
Bank Leumi Le-Israel BM	1,065,316	11,180,221
Check Point Software Technologies Ltd.(a)	77,157	9,744,158
		30,370,757
Italy — 1.5%
Assicurazioni Generali SpA	758,499	14,360,721
DiaSorin SpA	14,736	1,930,294
Ferrari NV	113,101	23,813,952
FinecoBank Banca Fineco SpA	539,832	7,504,398
Moncler SpA	145,643	7,587,082
Recordati Industria Chimica e Farmaceutica SpA	49,199	2,370,819
Snam SpA	1,130,507	6,200,380
		63,767,646
Japan — 13.0%
Advantest Corp.	123,400	8,421,813
Bandai Namco Holdings Inc.	137,000	9,275,297
Benefit One Inc.	76,800	1,164,474
Capcom Co. Ltd.	209,500	5,528,097
Chugai Pharmaceutical Co. Ltd.	325,600	9,756,651
Cosmos Pharmaceutical Corp.	8,000	737,500
CyberAgent Inc.	446,600	4,718,267
Daifuku Co. Ltd.	47,900	2,945,304
Daito Trust Construction Co. Ltd.	66,900	6,443,261
Daiwa House Industry Co. Ltd.	386,200	9,284,317
Disco Corp.	15,600	3,818,104
Hakuhodo DY Holdings Inc.	159,100	1,877,629
Hoya Corp.	173,000	17,168,883
Idemitsu Kosan Co. Ltd.	171,700	4,525,163
Inpex Corp.	689,400	8,202,595
Itochu Techno-Solutions Corp.	47,800	1,119,275
Japan Exchange Group Inc.	474,800	7,069,965
Japan Real Estate Investment Corp.	679	3,286,262
Japan Tobacco Inc.	410,500	6,983,337
Kakaku.com Inc.	168,900	3,537,072
Kao Corp.	179,200	7,182,062
KDDI Corp.	1,321,000	43,744,506
Kikkoman Corp.	52,900	2,973,040
Kobayashi Pharmaceutical Co. Ltd.	19,500	1,329,795
Kobe Bussan Co. Ltd.	59,100	1,440,817
Koei Tecmo Holdings Co. Ltd.	47,290	1,450,148
Koito Manufacturing Co. Ltd.	61,400	2,253,044
Konami Holdings Corp.	71,100	4,372,179
Lasertec Corp.	65,500	8,750,888
M3 Inc.	188,000	6,003,580
Makita Corp.	114,600	3,387,214
Security	Shares	Value

Japan (continued)
MEIJI Holdings Co. Ltd.	42,600	$2,123,478
MISUMI Group Inc.	142,300	3,568,075
Miura Co. Ltd.	43,000	898,170
MonotaRO Co. Ltd.	200,600	3,445,916
MS&AD Insurance Group Holdings Inc.	348,600	10,376,868
Nihon M&A Center Holdings Inc.	230,200	2,834,639
Nintendo Co. Ltd.	127,700	58,281,094
Nippon Building Fund Inc.	838	4,350,312
Nippon Prologis REIT Inc.	1,155	3,196,772
Nippon Telegraph & Telephone Corp.	821,400	24,206,115
Nissan Chemical Corp.	70,400	3,718,710
Nitori Holdings Co. Ltd.	55,900	5,750,953
Nitto Denko Corp.	58,400	3,919,861
Nomura Research Institute Ltd.	171,100	4,838,095
Obic Co. Ltd.	36,200	5,348,161
Open House Group Co. Ltd.	57,900	2,240,421
Oracle Corp. Japan	36,000	2,313,408
Orix JREIT Inc.	1,333	1,801,844
Osaka Gas Co. Ltd.	223,700	4,031,836
Otsuka Corp.	58,900	1,930,277
Recruit Holdings Co. Ltd.	704,800	25,571,265
Rinnai Corp.	22,200	1,419,011
SCSK Corp.	76,100	1,209,862
Secom Co. Ltd.	99,300	6,986,197
Sekisui Chemical Co. Ltd.	209,000	2,830,097
Sekisui House Ltd.	342,600	5,950,255
SG Holdings Co. Ltd.	186,400	3,284,867
Shimadzu Corp.	113,900	3,723,634
Shimano Inc.	52,900	9,373,050
Shin-Etsu Chemical Co. Ltd.	156,200	21,467,269
Shionogi & Co. Ltd.	97,300	5,412,401
Sohgo Security Services Co. Ltd.	35,600	988,926
Sompo Holdings Inc.	237,600	9,672,695
Square Enix Holdings Co. Ltd.	67,000	2,675,026
T&D Holdings Inc.	382,500	4,915,292
Tokio Marine Holdings Inc.	399,100	21,578,804
Tokyo Electron Ltd.	105,000	44,304,372
Tosoh Corp.	120,000	1,657,021
Trend Micro Inc/Japan	70,000	3,902,984
Tsuruha Holdings Inc.	14,000	715,512
Unicharm Corp.	161,800	5,629,344
USS Co. Ltd.	151,700	2,525,509
Welcia Holdings Co. Ltd.	39,700	813,813
Yamaha Corp.	83,400	3,186,462
Yamaha Motor Co. Ltd.	188,200	3,885,518
ZOZO Inc.	134,100	2,807,717
		544,412,447
Netherlands — 5.6%
Adyen NV(a)(b)	13,283	22,279,488
ASM International NV	27,332	8,213,051
ASML Holding NV	275,129	156,146,293
NN Group NV	179,563	8,795,280
Randstad NV	67,403	3,564,212
Universal Music Group NV	672,189	15,599,093
Wolters Kluwer NV	185,210	18,703,014
		233,300,431
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	379,696	5,217,829
Mercury NZ Ltd.	384,179	1,489,484

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	761,445	$2,311,028
Spark New Zealand Ltd.	1,628,824	5,151,465
		14,169,806
Norway — 0.4%
Aker BP ASA	126,039	4,515,833
Gjensidige Forsikring ASA	216,414	4,626,801
Mowi ASA	166,225	4,695,362
Orkla ASA	303,543	2,463,143
		16,301,139
Singapore — 0.8%
Ascendas REIT	1,782,600	3,667,663
Oversea-Chinese Banking Corp. Ltd.	2,290,200	20,333,733
Singapore Exchange Ltd.	958,800	6,746,443
Singapore Technologies Engineering Ltd.	1,043,200	3,072,342
		33,820,181
Spain — 1.6%
Enagas SA	30,251	654,108
Endesa SA	298,674	6,259,444
Iberdrola SA	3,405,902	39,136,549
Industria de Diseno Textil SA	855,472	17,936,907
Red Electrica Corp. SA	120,954	2,435,318
		66,422,326
Sweden — 3.4%
Alfa Laval AB	153,612	4,275,985
Assa Abloy AB, Class B	555,388	14,035,839
Atlas Copco AB, Class A	504,883	22,889,806
Atlas Copco AB, Class B	292,814	11,588,923
Boliden AB	151,960	6,589,163
Electrolux AB, Class B	184,466	2,813,181
Epiroc AB, Class A	482,779	9,787,409
Epiroc AB, Class B	287,258	5,011,458
Evolution AB(b)	121,497	12,465,385
Husqvarna AB, Class B	205,409	1,963,526
Investment AB Latour, Class B	77,280	2,047,344
Lifco AB, Class B	148,987	3,125,097
Nibe Industrier AB, Class B	802,716	7,870,151
Sagax AB, Class B	119,286	3,047,093
Sandvik AB	705,216	13,348,549
Skanska AB, Class B	215,680	4,119,960
SKF AB, Class B	216,424	3,534,784
Volvo AB, Class A	118,817	1,953,426
Volvo AB, Class B	839,273	13,389,283
		143,856,362
Switzerland — 13.9%
ABB Ltd., Registered	892,891	26,788,461
Baloise Holding AG, Registered	34,532	6,006,529
EMS-Chemie Holding AG, Registered	5,357	4,779,110
Geberit AG, Registered	32,422	18,489,414
Givaudan SA, Registered	4,504	17,901,245
Kuehne + Nagel International AG, Registered	45,841	12,823,847
Logitech International SA, Registered	150,887	9,819,515
Nestle SA, Registered	1,217,841	157,216,058
Partners Group Holding AG	29,320	31,064,455
Roche Holding AG, Bearer	21,745	8,735,955
Roche Holding AG, NVS	468,972	173,901,249
Schindler Holding AG, Participation Certificates, NVS	31,051	5,965,689
Schindler Holding AG, Registered	15,747	3,023,018
Straumann Holding AG	64,560	7,611,080
Swiss Re AG	231,809	19,009,920
Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered	20,569	$12,162,466
Temenos AG, Registered	41,696	4,209,034
VAT Group AG(b)	20,587	6,367,795
Zurich Insurance Group AG	126,901	57,774,157
		583,648,997
United Kingdom — 13.2%
abrdn plc	1,520,567	3,570,485
Admiral Group PLC	241,897	7,614,262
Anglo American PLC	877,237	38,853,680
Ashtead Group PLC	230,639	11,925,704
Auto Trader Group PLC(b)	1,159,976	9,154,715
Aviva PLC	2,568,951	13,782,745
BAE Systems PLC	1,721,286	15,898,927
Barratt Developments PLC	637,951	3,903,011
Berkeley Group Holdings PLC	73,301	3,717,570
British Land Co PLC/The	484,903	3,123,462
Bunzl PLC	213,573	8,239,779
Burberry Group PLC	252,514	4,983,478
Croda International PLC	69,042	6,705,812
Diageo PLC	1,145,201	57,132,765
Experian PLC	522,630	18,048,687
Ferguson PLC	163,582	20,521,229
GlaxoSmithKline PLC	2,282,224	51,447,219
Halma PLC	209,897	6,442,899
Hargreaves Lansdown PLC	491,837	5,630,720
Hikma Pharmaceuticals PLC	67,465	1,584,781
Imperial Brands PLC	432,018	8,992,684
Intertek Group PLC	117,788	7,339,950
JD Sports Fashion PLC	1,631,729	2,688,559
Johnson Matthey PLC	82,496	2,269,324
London Stock Exchange Group PLC	216,991	21,393,524
Mondi PLC	205,616	3,862,695
National Grid PLC	1,832,918	27,231,610
Persimmon PLC	289,212	7,532,315
Prudential PLC	3,128,080	38,939,758
Reckitt Benckiser Group PLC	417,467	32,556,399
Sage Group PLC/The	578,098	5,304,968
Schroders PLC	118,794	4,193,455
Segro PLC	712,697	11,932,046
Spirax-Sarco Engineering PLC	48,024	7,246,607
St. James’s Place PLC	509,407	8,185,958
Taylor Wimpey PLC	2,374,540	3,734,572
Unilever PLC	1,446,859	67,264,645
		552,950,999
Total Common Stocks — 99.1%
(Cost: $4,053,972,736)		4,151,388,546

Preferred Stocks

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	41,018	1,293,758
Henkel AG & Co. KGaA, Preference Shares, NVS	56,731	3,642,772
		4,936,530
Total Preferred Stocks — 0.2%
(Cost: $7,215,048)		4,936,530

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	1,070,000	$1,070,000

Total Short-Term Investments — 0.0%
(Cost: $1,070,000)		1,070,000

Total Investments in Securities — 99.3%
(Cost: $4,062,257,784)		4,157,395,076

Other Assets, Less Liabilities — 0.7%		31,077,326

Net Assets — 100.0%		$4,188,472,402

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$6,738	(b)	$—		$(6,738)	$—	$—	—	$72,952	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,880,000	—		(810,000	)(b)	—	—	1,070,000	1,070,000	295		—
						$(6,738)	$—	$1,070,000		$73,247		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	43	06/09/22	$6,279	$23,445
SPI 200 Index	56	06/16/22	7,242	76,143
Euro Stoxx 50 Index	275	06/17/22	10,700	(201,078)
FTSE 100 Index	75	06/17/22	7,003	22,053
				$(79,437)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$364,290,962	$3,787,097,584	$—	$4,151,388,546
Preferred Stocks	—	4,936,530	—	4,936,530
Money Market Funds	1,070,000	—	—	1,070,000
	$365,360,962	$3,792,034,114	$—	$4,157,395,076
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$121,641	$—	$121,641
Liabilities
Futures Contracts	—	(201,078)	—	(201,078)
	$—	$(79,437)	$—	$(79,437)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust